S-K 1602(c) Dilution	Aug. 06, 2025 USD ($) $ / shares shares
Without Over Allotment [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.12
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.88
Net Tangible Book Value	$ (171,072)
Net Tangible Book Value Adjusted	$ 121,716,486
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,791,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	17,101,667
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.47
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.53
Net Tangible Book Value	$ (171,072)
Net Tangible Book Value Adjusted	$ 90,466,486
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,791,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	13,976,667
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.46
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.54
Net Tangible Book Value	$ (171,072)
Net Tangible Book Value Adjusted	$ 59,216,486
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,791,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	10,851,667
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.62
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 6.38
Net Tangible Book Value	$ (171,072)
Net Tangible Book Value Adjusted	$ 27,966,486
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,791,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	7,726,667
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.71)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 10.71
Net Tangible Book Value	$ (171,072)
Net Tangible Book Value Adjusted	$ (3,283,514)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,791,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	4,601,667
Without Over Allotment [Member] | Public Units [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.16
Without Over Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.51
Without Over Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.5
Without Over Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.66
Without Over Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (0.67)
Without Over Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 126,000,000
Without Over Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	126,200,000
Without Over Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	126,200,000
Without Over Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	126,200,000
Without Over Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	126,200,000
Without Over Allotment [Member] | Plus Offering Costs Accrued for and Paid in Advance Excluded from Tangible Book Value [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	190,058
Without Over Allotment [Member] | Plus Offering Costs Accrued for and Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	190,058
Without Over Allotment [Member] | Plus Offering Costs Accrued for and Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	190,058
Without Over Allotment [Member] | Plus Offering Costs Accrued for and Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	190,058
Without Over Allotment [Member] | Plus Offering Costs Accrued for and Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	190,058
Without Over Allotment [Member] | Less Overallotment Liability [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(127,500)
Without Over Allotment [Member] | Less Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(127,500)
Without Over Allotment [Member] | Less Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(127,500)
Without Over Allotment [Member] | Less Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(127,500)
Without Over Allotment [Member] | Less Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(127,500)
Without Over Allotment [Member] | Less Deferred Underwriting Commission [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(4,375,000)
Without Over Allotment [Member] | Less Deferred Underwriting Commission [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(4,375,000)
Without Over Allotment [Member] | Less Deferred Underwriting Commission [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(4,375,000)
Without Over Allotment [Member] | Less Deferred Underwriting Commission [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(4,375,000)
Without Over Allotment [Member] | Less Deferred Underwriting Commission [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(4,375,000)
Without Over Allotment [Member] | Less Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	0
Without Over Allotment [Member] | Less Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(31,250,000)
Without Over Allotment [Member] | Less Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(62,500,000)
Without Over Allotment [Member] | Less Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(93,750,000)
Without Over Allotment [Member] | Less Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (125,000,000)
Without Over Allotment [Member] | Ordinary Shares Forfeited if Over Allotment is not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(625,000)
Without Over Allotment [Member] | Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(625,000)
Without Over Allotment [Member] | Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(625,000)
Without Over Allotment [Member] | Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(625,000)
Without Over Allotment [Member] | Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(625,000)
Without Over Allotment [Member] | Ordinary Shares Offered [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	12,500,000
Without Over Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	12,500,000
Without Over Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	12,500,000
Without Over Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	12,500,000
Without Over Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	12,500,000
Without Over Allotment [Member] | Private Shares [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	435,000
Without Over Allotment [Member] | Private Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	435,000
Without Over Allotment [Member] | Private Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	435,000
Without Over Allotment [Member] | Private Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	435,000
Without Over Allotment [Member] | Private Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	435,000
Without Over Allotment [Member] | Less Ordinary Shares Redeemed [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	0
Without Over Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(3,125,000)
Without Over Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(6,250,000)
Without Over Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(9,375,000)
Without Over Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(12,500,000)
With Over Allotment [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.13
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.87
Net Tangible Book Value	$ (171,072)
Net Tangible Book Value Adjusted	$ 139,937,736
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,791,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	19,639,167
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.48
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.52
Net Tangible Book Value	$ (171,072)
Net Tangible Book Value Adjusted	$ 104,000,236
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,791,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	16,045,417
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.47
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.53
Net Tangible Book Value	$ (171,072)
Net Tangible Book Value Adjusted	$ 68,062,736
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,791,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	12,451,667
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.63
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 6.37
Net Tangible Book Value	$ (171,072)
Net Tangible Book Value Adjusted	$ 32,125,236
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,791,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	8,857,917
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.72)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 10.72
Net Tangible Book Value	$ (171,072)
Net Tangible Book Value Adjusted	$ (3,812,264)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,791,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	5,264,167
With Over Allotment [Member] | Public Units [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.17
With Over Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.52
With Over Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.51
With Over Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.67
With Over Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (0.68)
With Over Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 144,950,000
With Over Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	144,950,000
With Over Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	144,950,000
With Over Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	144,950,000
With Over Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	144,950,000
With Over Allotment [Member] | Plus Offering Costs Accrued for and Paid in Advance Excluded from Tangible Book Value [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	190,058
With Over Allotment [Member] | Plus Offering Costs Accrued for and Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	190,058
With Over Allotment [Member] | Plus Offering Costs Accrued for and Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	190,058
With Over Allotment [Member] | Plus Offering Costs Accrued for and Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	190,058
With Over Allotment [Member] | Plus Offering Costs Accrued for and Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	190,058
With Over Allotment [Member] | Less Overallotment Liability [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	0
With Over Allotment [Member] | Less Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	0
With Over Allotment [Member] | Less Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	0
With Over Allotment [Member] | Less Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	0
With Over Allotment [Member] | Less Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	0
With Over Allotment [Member] | Less Deferred Underwriting Commission [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(5,031,250)
With Over Allotment [Member] | Less Deferred Underwriting Commission [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(5,031,250)
With Over Allotment [Member] | Less Deferred Underwriting Commission [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(5,031,250)
With Over Allotment [Member] | Less Deferred Underwriting Commission [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(5,031,250)
With Over Allotment [Member] | Less Deferred Underwriting Commission [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(5,031,250)
With Over Allotment [Member] | Less Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	0
With Over Allotment [Member] | Less Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(35,937,500)
With Over Allotment [Member] | Less Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(71,875,000)
With Over Allotment [Member] | Less Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(107,812,500)
With Over Allotment [Member] | Less Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (143,750,000)
With Over Allotment [Member] | Ordinary Shares Forfeited if Over Allotment is not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	0
With Over Allotment [Member] | Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	0
With Over Allotment [Member] | Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	0
With Over Allotment [Member] | Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	0
With Over Allotment [Member] | Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	0
With Over Allotment [Member] | Ordinary Shares Offered [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	14,375,000
With Over Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	14,375,000
With Over Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	14,375,000
With Over Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	14,375,000
With Over Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	14,375,000
With Over Allotment [Member] | Private Shares [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	472,500
With Over Allotment [Member] | Private Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	472,500
With Over Allotment [Member] | Private Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	472,500
With Over Allotment [Member] | Private Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	472,500
With Over Allotment [Member] | Private Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	472,500
With Over Allotment [Member] | Less Ordinary Shares Redeemed [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	0
With Over Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(3,593,750)
With Over Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(7,187,500)
With Over Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(10,781,250)
With Over Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(14,375,000)